Principal accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of property and equipment estimated useful lives and residual rate
Property and equipment are stated at historical cost less accumulated depreciation and impairment loss, if any. Depreciation is calculated using the straight-line method over their estimated useful lives. Residual rate is determined based on the economic value of the property and equipment at the end of the estimated useful lives as a percentage of the original cost.

	Estimated useful lives	Residual rate

Buildings	40 years	0%
Servers, computers and equipment	3 years	0%-5%
Leasehold improvements	Shorter of lease term or 5 years	0%
Decoration of buildings	10 years	0%
Motor vehicles	4 years	5%
Furniture, fixture and office equipment	5 years	0%-5%

Schedule of amortization of finite-lived intangible assets is computed using the straight-line method over the following estimated useful lives	Amortization of finite-lived intangible assets is computed using the straight-line method over their estimated useful lives, which are as follows:

Estimated useful lives

Operating rights	Shorter of the economic life or contract terms
Software	3 -5 years
Domain names	15 years
Technology	5 years
License	15 years